Document and Entity Information	Dec. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2024
Entity File Number	001-40199
Entity Registrant Name	GREENBROOK TMS INC.
Entity Central Index Key	0001735948
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-1512724
Entity Address, Address Line One	890 Yonge Street, 7th Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M4W 3P4
City Area Code	866
Local Phone Number	928-6076
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false